CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	SHARE CAPITAL [Member]	EQUITY RESERVES [Member]	ACCUMULATED OTHER COMPREHENSIVE LOSS [Member]	RETAINED EARNINGS/(ACCUMULATED DEFICIT) [Member]	Total
Balance at Aug. 31, 2018	$ 157,790	$ 26,045		$ 759	$ 184,594
Balance (shares) at Aug. 31, 2018					125,207,938
Share-based compensation	180	14,608			$ 14,788
Share-based compensation (shares)					41,000
Exercise of stock options	6,588	(2,418)			$ 4,170
Exercise of stock options (shares)					2,167,864
Exercise of warrants	39,257	(8,281)			$ 30,976
Exercise of warrants (shares)					7,751,700
Exercise of restricted share units	837	(837)
Exercise of restricted share units (shares)					182,473
Conversion of debentures	112,166	(11,247)			$ 100,919
Conversion of debentures (shares)					20,845,372
Tax impact of equity issue costs	1,307	(163)			$ 1,144
Foreign currency translation gain, net of tax			$ (43)		(43)
Net Income (loss)				(9,542)	(9,542)
Balance at Aug. 31, 2019	318,125	17,707	(43)	(8,783)	$ 327,006
Balance (shares) at Aug. 31, 2019					156,196,347
At-the-market equity financing, net of issue costs of $3,754	99,997				$ 99,997
At-the-market equity financing, net of issue costs of $3,754 (shares)					37,281,412
Share-based compensation		7,519			$ 7,519
Exercise of stock options	1,786	(717)			$ 1,069
Exercise of stock options (shares)					879,240
Exercise of restricted share units	765	(765)
Exercise of restricted share units (shares)					154,062
Foreign currency translation gain, net of tax			93		$ 93
Net Income (loss)				(136,157)	(136,157)
Balance at Aug. 31, 2020	$ 420,673	$ 23,744	$ 50	$ (144,940)	$ 299,527
Balance (shares) at Aug. 31, 2020					194,511,061